Cover	9 Months Ended
Mar. 31, 2020
Cover page.
Entity Registrant Name	DelMar Pharmaceuticals, Inc.
Entity Central Index Key	0001498382
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form S-4